Borrowings and lease liabilities (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 284,087	R$ 382,078
Lease liabilities	208,448	255,406	R$ 148,494
Borrowings and lease liabilities	492,535	637,484
Current	51,656	116,450
Non-current	R$ 440,879	521,034
Bank borrowings - domestic
Disclosure of detailed information about borrowings [line items]
Number of monthly installments | installment	36
Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest payable period	6 months
Related parties
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 10,523	52,668
Related parties | Bank borrowings - domestic
Disclosure of detailed information about borrowings [line items]
Interest rate	113.00%
Maturity	March 2021
Borrowings	R$ 10,523	52,668
Third Parties
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 273,564	329,410
Third Parties | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	0.774%
Maturity	April 2023
Borrowings	R$ 273,564	R$ 329,410